Document and Entity Information	Apr. 30, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001872253
Entity Registrant Name	TOTAL FUND SOLUTION
Prospectus Date	Apr. 30, 2025
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Creation Date	Apr. 30, 2025
Document Effective Date	Apr. 30, 2025